Redemption Payable To Managing Owner	12 Months Ended
Dec. 31, 2018
Redemption Payable To Managing Owner [Abstract]
Redemption Payable To Managing Owner

8.  REDEMPTION PAYABLE TO MANAGING OWNER

At December 31, 2018 and 2017, redemption payable of $68,133 and $308,812, respectively, was related to profit share earned during the year and allocated to the Managing Owner at each year-end and subsequently paid.